Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 23, 2022
Entity Registrant Name	dei_EntityRegistrantName	MILLIMAN VARIABLE INSURANCE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 27, 2022
Prospectus Date	rr_ProspectusDate	Dec. 27, 2022
Milliman - Capital Group Hedged U.S. Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman – Capital Group Hedged U.S. Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by primarily investing its assets in a combination of common stocks (to provide long equity exposure) and derivatives (to create a hedge against the Fund’s downside equity exposure).

Capital International, Inc., the Fund’s investment sub-adviser (the “Sub-Adviser”), will provide to Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”), a list of those common stocks of companies that the Sub-Adviser believes can provide long-term growth of capital (the “Investable Universe”). The Investable Universe may include common stocks of smaller capitalization companies. The Fund will invest in some or all of the common stocks contained in the Investable Universe. The Investable Universe may also include cash or cash equivalents, such as money market instruments, which may be included in the Fund's portfolio if Milliman believes those investments will help achieve the Fund’s investment objective.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are tied economically to the U.S. and in derivatives that have economic characteristics similar to those securities. Securities that are tied economically to the U.S. include those whose issuers (i) are organized under the laws of the U.S. or maintain their principal place of business in the U.S.; (ii) issue securities that are principally traded in the U.S.; or (iii) derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or had at least 50% of their assets in the U.S. during their most recent fiscal year.

In seeking to create a hedge against the Fund’s downside equity exposure, Milliman primarily intends to purchase and sell either over-the-counter (“OTC”) options and/or FLexible EXchange® Options (“FLEX Options”) on some or all of the common stocks contained in the Investable Universe and/or indices or exchange-traded funds (“ETFs”) representing those common stocks (the “Buffer Hedging Strategy”). The Buffer Hedging Strategy is currently anticipated to provide a hedge against any losses that the Fund incurs that are greater than 5% but less than 20% of the Fund’s equity exposure (the “Buffer Range”). The magnitude of the Buffer Range will depend upon prevailing market conditions and other factors on the day Milliman transacts in the options contracts. While the Buffer Hedging Strategy is intended to provide a hedge as described above, there is no guarantee that the Buffer Hedging Strategy will be successful. In addition, implementation of the Buffer Hedging Strategy could result in the Fund foregoing some of the upside returns on its long equity exposure because the options contracts used to effect the Buffer Hedging Strategy will limit the Fund’s potential upside returns, thus resulting in a “Cap.” The resulting Cap will impact the Fund until Milliman resets the options contracts (i.e., closes out existing options contracts and transacts in new options contracts) to achieve the Buffer Hedging Strategy, at which time a new Cap will result. Milliman typically manages the options contracts so that they reset quarterly (i.e., to seek to achieve a hedging outcome during that period) and may also do so in connection with changes to the Fund’s equity holdings. Milliman will publish the then current Cap and Buffer Range impacting the Fund online at www.millimanfunds.com.

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation. FLEX Options are exchange-traded options contracts with uniquely customizable terms.

Milliman will make determinations on which common stocks to purchase and options contracts to transact based upon industry weightings, market capitalizations, and other financial characteristics of the common stocks contained in the Investable Universe. Milliman will also make determinations on which common stocks to purchase and options contracts to transact based on Milliman’s evaluation of the market liquidity of those common stocks and options contracts.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Growth-Oriented Stocks Risk. Growth-oriented common stocks may experience larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks. Further, the Fund’s investments in growth-oriented common stocks are based upon the methods and analyses, including models, tools and data, employed by the Sub-Adviser in indicating the stocks that it believes should comprise the Investable Universe. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Smaller Capitalization Companies Risk. Having exposure to smaller companies may pose additional risks than investing in larger companies. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Buffer Hedging Strategy Risk. Milliman cannot offer assurances that the Buffer Hedging Strategy will achieve the intended results, or that the Buffer Hedging Strategy will be employed in a manner, or at the same level as, an individual investor may deem appropriate. While Milliman currently anticipates that the Buffer Hedging Strategy will provide a hedge as described above, there is no guarantee that a particular Buffer Range will be achieved. There may also be imperfect or even negative correlation between the prices of the derivative instruments in which the Fund transacts and the prices of the stocks that the Fund seeks to hedge. For example, utilizing derivative instruments may not provide an effective hedge because changes in those instruments’ prices may not track those of the stocks they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the derivatives markets, on the other, that could result in an imperfect correlation between those markets, causing the Buffer Hedging Strategy not to work as intended. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for the derivative instruments, including technical influences in their trading, and differences between the stocks being hedged and the stocks, indices and/or ETFs underlying the derivative instruments. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends. In addition, the Fund’s investment in derivative instruments and their resulting costs could limit the Fund’s gains in rising markets relative to those of unhedged funds in general, especially when factoring in the impact of any resulting Cap. Investment in a fund that utilizes a hedging strategy may not be appropriate for every investor seeking a particular risk profile.

Capped Upside Returns Risk. If the Fund’s long equity exposure experiences gains in excess of the Cap at any particular time, the Fund will not participate in those excess gains. In the event an investor purchases Shares after a Cap commences to impact the Fund and the Fund has risen in value to a level near the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares if they sell before Milliman resets the options contracts to achieve the Buffer Hedging Strategy. While the Fund is not intended for short-term investors, an investor should consider the then existing Cap, and the Fund’s position relative to that resulting Cap, before investing in the Fund.

Derivatives Risk. The use of derivatives, including options contracts, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the Fund to losses in excess of its initial investment. In addition, certain of the Fund’s options positions may expire worthless. Derivatives may be difficult to value, difficult for the Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to the Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility. The counterparty to a derivative transaction (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. Because OTC options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options, such as FLEX Options, which are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”) and their clearing houses (“clearing members”) rather than a bank or a broker. To the extent the Fund uses FLEX Options, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. In certain cases, the Fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. A less liquid trading market may adversely impact the value of the Fund’s OTC options and therefore the NAV of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC option at any specific time, the Fund may be required to treat some or all of its OTC options as illiquid securities. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses, and also rely upon certain proprietary methods and analyses of the Sub-Adviser, in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman - Capital Group Hedged U.S. Growth Fund | Milliman - Capital Group Hedged U.S. Growth Fund - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 370
Milliman - Capital Group Hedged U.S. Income and Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman – Capital Group Hedged U.S. Income and Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to produce income and provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by primarily investing its assets in a combination of common stocks (to provide long equity exposure) and derivatives (to create a hedge against the Fund’s downside equity exposure).

Capital International, Inc., the Fund’s investment sub-adviser (the “Sub-Adviser”), will provide to Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”), a list of those common stocks of companies that the Sub-Adviser believes can produce income and/or provide long-term growth of capital (the “Investable Universe”). The Fund will invest in some or all of the common stocks contained in the Investable Universe. The Investable Universe may also include cash or cash equivalents, such as money market instruments, which may be included in the Fund's portfolio if Milliman believes those investments will help achieve the Fund’s investment objective.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are tied economically to the U.S. and in derivatives that have economic characteristics similar to those securities. Securities that are tied economically to the U.S. include those whose issuers (i) are organized under the laws of the U.S. or maintain their principal place of business in the U.S.; (ii) issue securities that are principally traded in the U.S.; or (iii) derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or had at least 50% of their assets in the U.S. during their most recent fiscal year.

In seeking to create a hedge against the Fund’s downside equity exposure, Milliman primarily intends to purchase and sell either over-the-counter (“OTC”) options and/or FLexible EXchange® Options (“FLEX Options”) on some or all of the common stocks contained in the Investable Universe and/or indices or exchange-traded funds (“ETFs”) representing those common stocks (the “Buffer Hedging Strategy”). The Buffer Hedging Strategy is currently anticipated to provide a hedge against any losses that the Fund incurs that are greater than 5% but less than 20% of the Fund’s equity exposure (the “Buffer Range”). The magnitude of the Buffer Range will depend upon prevailing market conditions and other factors on the day Milliman transacts in the options contracts. While the Buffer Hedging Strategy is intended to provide a hedge as described above, there is no guarantee that the Buffer Hedging Strategy will be successful. In addition, implementation of the Buffer Hedging Strategy could result in the Fund foregoing some of the upside returns on its long equity exposure because the options contracts used to effect the Buffer Hedging Strategy will limit the Fund’s potential upside returns, thus resulting in a “Cap.” The resulting Cap will impact the Fund until Milliman resets the options contracts (i.e., closes out existing options contracts and transacts in new options contracts) to achieve the Buffer Hedging Strategy, at which time a new Cap will result. Milliman typically manages the options contracts so that they reset quarterly (i.e., to seek to achieve a hedging outcome during that period) and may also do so in connection with changes to the Fund’s equity holdings. Milliman will publish the then current Cap and Buffer Range impacting the Fund online at www.millimanfunds.com.

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation. FLEX Options are exchange-traded options contracts with uniquely customizable terms.

Milliman will make determinations on which common stocks to purchase and options contracts to transact based upon industry weightings, market capitalizations, and other financial characteristics of the common stocks contained in the Investable Universe. Milliman will also make determinations on which common stocks to purchase and options contracts to transact based on Milliman’s evaluation of the market liquidity of those common stocks and options contracts.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Growth-Oriented Stocks Risk. Growth-oriented common stocks may experience larger price swings and greater potential for loss than other types of investments. Further, the Fund’s investments in growth-oriented common stocks are based upon the methods and analyses, including models, tools and data, employed by the Sub-Adviser in indicating the stocks that it believes should comprise the Investable Universe. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Income-Oriented Stocks Risk. The value of the Fund’s securities and income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Fund invests. Further, the Fund’s investments in income-oriented common stocks are based upon the methods and analyses, including models, tools and data, employed by the Sub-Adviser in indicating the stocks that it believes should comprise the Investable Universe. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Buffer Hedging Strategy Risk. Milliman cannot offer assurances that the Buffer Hedging Strategy will achieve the intended results, or that the Buffer Hedging Strategy will be employed in a manner, or at the same level as, an individual investor may deem appropriate. While Milliman currently anticipates that the Buffer Hedging Strategy will provide a hedge as described above, there is no guarantee that a particular Buffer Range will be achieved. There may also be imperfect or even negative correlation between the prices of the derivative instruments in which the Fund transacts and the prices of the stocks that the Fund seeks to hedge. For example, utilizing derivative instruments may not provide an effective hedge because changes in those instruments’ prices may not track those of the stocks they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the derivatives markets, on the other, that could result in an imperfect correlation between those markets, causing the Buffer Hedging Strategy not to work as intended. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for the derivative instruments, including technical influences in their trading, and differences between the stocks being hedged and the stocks, indices and/or ETFs underlying the derivative instruments. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends. In addition, the Fund’s investment in derivative instruments and their resulting costs could limit the Fund’s gains in rising markets relative to those of unhedged funds in general, especially when factoring in the impact of any resulting Cap. Investment in a fund that utilizes a hedging strategy may not be appropriate for every investor seeking a particular risk profile.

Capped Upside Returns Risk. If the Fund’s long equity exposure experiences gains in excess of the Cap at any particular time, the Fund will not participate in those excess gains. In the event an investor purchases Shares after a Cap commences to impact the Fund and the Fund has risen in value to a level near the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares if they sell before Milliman resets the options contracts to achieve the Buffer Hedging Strategy. While the Fund is not intended for short-term investors, an investor should consider the then existing Cap, and the Fund’s position relative to that resulting Cap, before investing in the Fund.

Derivatives Risk. The use of derivatives, including options contracts, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the Fund to losses in excess of its initial investment. In addition, certain of the Fund’s options positions may expire worthless. Derivatives may be difficult to value, difficult for the Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to the Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility. The counterparty to a derivative transaction (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. Because OTC options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options, such as FLEX Options, which are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”) and their clearing houses (“clearing members”) rather than a bank or a broker. To the extent the Fund uses FLEX Options, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. In certain cases, the Fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. A less liquid trading market may adversely impact the value of the Fund’s OTC options and therefore the NAV of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC option at any specific time, the Fund may be required to treat some or all of its OTC options as illiquid securities. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses, and also rely upon certain proprietary methods and analyses of the Sub-Adviser, in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman - Capital Group Hedged U.S. Income and Growth Fund | Milliman - Capital Group Hedged U.S. Income and Growth Fund - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 370

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.84% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[4]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.84% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.